LEASES (Details 2) - USD ($)	Jun. 27, 2020	Jun. 29, 2019
Leases [Abstract]
Balance at Beginning of Year	$ 5,297,965
Additions		5,666,274
Amortization	566,625	368,309
Balance at End of Year	4,731,340	5,297,965
Less Current Portion of Deferred Gain	(566,627)	(566,627)
Deferred Gain on Sale of Assets, Net of Current Portion	$ 4,164,713	$ 4,731,338